Accounting policies -Thresholds for each type of credit asset (Details)	12 Months Ended
Dec. 31, 2019
Commercial loans to large enterprises | ?Lifetime PD? band, Less than or equal to 0.78%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.05%
Commercial loans to large enterprises | ?Lifetime PD? band, 0.78 - 1.37%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.17%
Commercial loans to large enterprises | ?Lifetime PD? band, 1.37 - 4.78%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.29%
Commercial loans to large enterprises | ?Lifetime PD? band, 4.78 - 7.81%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.41%
Commercial loans to large enterprises | ?Lifetime PD? band, Greater than 7.81%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.53%
Commercial loans to real estate | ?Lifetime PD? band, Less than or equal to 0.68%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.23%
Commercial loans to real estate | ?Lifetime PD? band, 0.68 - 0.91%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.27%
Commercial loans to real estate | ?Lifetime PD? band, 0.91 - 1.07%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.30%
Commercial loans to real estate | ?Lifetime PD? band, 1.07 - 1.4%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.34%
Commercial loans to real estate | ?Lifetime PD? band, 1.4 - 7.94%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.37%
Commercial loans to real estate | ?Lifetime PD? band, Greater than 7.94%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.41%
Commercial loans (SMEs) | ?Lifetime PD? band, Less than or equal to 1.66%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.12%
Commercial loans (SMEs) | ?Lifetime PD? band, 1.66 - 3.00%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.13%
Commercial loans (SMEs) | ?Lifetime PD? band, 3.00 - 6.00%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.14%
Commercial loans (SMEs) | ?Lifetime PD? band, 6.00 - 8.00%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.17%
Commercial loans (SMEs) | ?Lifetime PD? band, 8.00 - 10.00%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.18%
Commercial loans (SMEs) | ?Lifetime PD? band, 10.00 - 13.00%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.19%
Commercial loans (SMEs) | ?Lifetime PD? band, 13.00 - 15.00%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.20%
Commercial loans (SMEs) | ?Lifetime PD? band, 15.00 - 18.00%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.207%
Commercial loans (SMEs) | ?Lifetime PD? band, 18.00 - 22.00%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.213%
Commercial loans (SMEs) | ?Lifetime PD? band, Greater than 22.00%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.22%
Securitized mortgage assets | ?Lifetime PD? band, Less than or equal to 4.08%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.16%
Securitized mortgage assets | ?Lifetime PD? band, 4.08 - 5.66%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.28%
Securitized mortgage assets | ?Lifetime PD? band, 5.66 - 11.32%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.40%
Securitized mortgage assets | ?Lifetime PD? band, 11.32 - 12.70%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.41%
Securitized mortgage assets | ?Lifetime PD? band, 12.70 - 15.32%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.42%
Securitized mortgage assets | ?Lifetime PD? band, 15.32 - 16.99%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.43%
Securitized mortgage assets | ?Lifetime PD? band, 16.99 - 21.64%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.44%
Securitized mortgage assets | ?Lifetime PD? band, Greater than 21.64%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.45%
Installment loans to individuals - Revolving consumer credit cards loans | ?Lifetime PD? band, Less than or equal to 0.5%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.16%
Installment loans to individuals - Revolving consumer credit cards loans | ?Lifetime PD? band, 0.5 - 1.0%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.19%
Installment loans to individuals - Revolving consumer credit cards loans | ?Lifetime PD? band, 1.0 - 1.5%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.22%
Installment loans to individuals - Revolving consumer credit cards loans | ?Lifetime PD? band, 1.5 - 2.0%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.25%
Installment loans to individuals - Revolving consumer credit cards loans | ?Lifetime PD? band, 2.0 - 4.0%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.29%
Installment loans to individuals - Revolving consumer credit cards loans | ?Lifetime PD? band, 4.0 - 6.0%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.32%
Installment loans to individuals - Revolving consumer credit cards loans | ?Lifetime PD? band, 6.0 - 8.0%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.35%
Installment loans to individuals - Revolving consumer credit cards loans | ?Lifetime PD? band, 8.0 - 10.0%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.38%
Installment loans to individuals - Revolving consumer credit cards loans | ?Lifetime PD? band, Greater than 10.0%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.41%
Non-revolving consumer loans (payroll loans) | ?Lifetime PD? band, Less than or equal to 10.06%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.11%
Non-revolving consumer loans (payroll loans) | ?Lifetime PD? band, 10.06 - 13.04%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.16%
Non-revolving consumer loans (payroll loans) | ?Lifetime PD? band, 13.04 - 15.11%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.20%
Non-revolving consumer loans (payroll loans) | ?Lifetime PD? band, 15.11 - 16.77%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.223%
Non-revolving consumer loans (payroll loans) | ?Lifetime PD? band, 16.77 - 19.56%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.245%
Non-revolving consumer loans (payroll loans) | ?Lifetime PD? band, 19.56 - 21.80%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.268%
Non-revolving consumer loans (payroll loans) | ?Lifetime PD? band, 21.80 - 22.92%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.29%
Non-revolving consumer loans (payroll loans) | ?Lifetime PD? band, 22.92 - 28.19%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.31%
Non-revolving consumer loans (payroll loans) | ?Lifetime PD? band, 28.19 - 34.70%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.33%
Non-revolving consumer loans (payroll loans) | ?Lifetime PD? band, Greater than 34.70%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.35%
Non-revolving consumer loans (personal loans) | ?Lifetime PD? band, Less than or equal to 9.32%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.11%
Non-revolving consumer loans (personal loans) | ?Lifetime PD? band, 9.32 - 13.97%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.19%
Non-revolving consumer loans (personal loans) | ?Lifetime PD? band, 13.97 - 16.65%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.24%
Non-revolving consumer loans (personal loans) | ?Lifetime PD? band, 16.65 - 19.00%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.31%
Non-revolving consumer loans (personal loans) | ?Lifetime PD? band, 19.00 - 23.68%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.36%
Non-revolving consumer loans (personal loans) | ?Lifetime PD? band, 23.68 - 25.67%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.365%
Non-revolving consumer loans (personal loans) | ?Lifetime PD? band, 25.67 - 26.74%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.37%
Non-revolving consumer loans (personal loans) | ?Lifetime PD? band, 26.74 - 31.84%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.375%
Non-revolving consumer loans (personal loans) | ?Lifetime PD? band, Greater than 31.84%
Impairment of financial assets
Increase in Lifetime PD (basis points)	0.38%